Earnings per Share	6 Months Ended
Jun. 30, 2024
Earnings per Share [Abstract]
Earnings per Share
13.

Earnings/(loss) per Share
All common

shares issued

(including the

restricted shares

issued under

the Company’s

incentive plans)
are

the

Company’s

common

stock

and

have

equal

rights

to

vote

and

participate

in

dividends.

The
calculation of basic earnings per share does not treat the non-vested shares (not considered participating securities)

as

outstanding

until

the

time/service-based

vesting

restriction

has

lapsed.
The

dilutive effect
on

unexercised

warrants

that

are

in-the-money,

is

computed

using

the

treasury

stock

method

which
assumes that the proceeds upon exercise of these warrants are used to purchase common shares at the
average market price for the period. Incremental shares are the number of shares assumed issued under the treasury

stock method

weighted for

the periods

the non-vested

shares were

outstanding. During

the
six months

ended June

30, 2023,

there were
1,272,798

incremental shares included

in the

denominator
of

the

diluted

earnings

per

share

calculation.

For

the

six

months

ended

June

30,

2024,

incremental
shares were no
t included

in the

calculation of

the diluted

earnings per

share, as

the

Company incurred
losses and the effect of such shares would be anti-dilutive.
Net

comprehensive

income/(loss)

attributable

to

common

stockholders

is

adjusted

by

the

dividends

on
Series

B

Preferred Stock.

Net comprehensive

income/(loss) attributable

to

common

stockholders is

not
further adjusted by

the unrealized loss

on warrants as

of June 30,

2024 to calculate

the diluted earnings
per share because it would have an anti-dilutive effect.

For the six months ended June 30,
2024 2023
Net comprehensive income/(loss) $ (706) $ 33,077
Dividends on series B preferred shares (2,884) (2,884)
Net comprehensive income/(loss) attributable to common
stockholders $ (3,590) $ 30,193
Weighted average number of common shares, basic 112,818,414 98,489,613
Earnings/(loss) per share, basic $ (0.03) $ 0.31
Weighted average number of common shares, basic 112,818,414 98,489,613
Incremental shares

- 1,272,798
Weighted average number of common shares, diluted

112,818,414 99,762,411
Earnings/(loss) per share, diluted $ (0.03) $ 0.30